EQUITY - Redemption-Exchange Units Held by Brookfield (Details)	Jun. 30, 2024 shares
Disclosure of classes of share capital [line items]
Balance at end of period (in shares)	72,954,447
Redemption- exchange units
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	69,705,497
Balance at end of period (in shares)	69,705,497